Loans Receivable, Net - Non-Accrual Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 3,175	$ 10,066
One-to-Four Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	1,501	945
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		1
Junior Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		2
Multi-Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	95
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		175
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	215	1,218
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	1,159	6,546
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	115	703
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		13
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 90	$ 463